Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Remainder of fiscal year	$ 2,474
Year one	10,045	$ 5,321
Year two	10,347	5,439
Year three	10,657	5,602
Year four	10,977	5,770
Thereafter	39,003
Total lease payments	83,503	49,193
Less: imputed interest	(13,077)	(9,591)
Present value of lease liabilities	70,426	39,602		$ 5,400
Less: current operating lease liabilities	(6,978)	(3,348)	$ (3,130)	(2,800)
Long-term operating lease liabilities	$ 63,448	$ 36,254	$ 211	$ 2,600